RELATED PARTY TRANSACTIONS - Voting agreements (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Increase (decrease) in equity		$ (2,290)	$ (2,229)	$ (1,287)
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		22.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		25.00%
Brookfield Infrastructure Fund II | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		40.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		50.10%
Brookfield Infrastructure Fund III | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		24.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		31.00%
Subsidiaries with material non-controlling interests | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		30.00%
Brookfield Infrastructure Fund IV | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		25.00%
Brookfield Global Transition Fund | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Increase (decrease) in assets	$ 177
Increase (decrease) in liabilities	199
Increase (decrease) in equity	$ 22
Brookfield Global Transition Fund | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		20.00%